Related Party Transactions - Schedule of the Amounts Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amounts due from related parties
Total	¥ 59,702	$ 8,656	¥ 148,560
Less: expected credit loss provision	(302)		(393)
Amounts due to related parties
Total	81,814	$ 11,862	216,128
JOYY Inc [Member]
Amounts due from related parties
Total	195		27,817
Tencent Holdings Limited [Member]
Amounts due from related parties
Total	44,168		108,686
Amounts due to related parties
Total	41,742		177,452
Other Related Party [Member]
Amounts due from related parties
Total	15,641		12,450
Amounts due to related parties
Total	¥ 40,072		¥ 38,676